As filed with the U.S. Securities and Exchange Commission on January 9, 2013

Securities Act File No. 33-49552

Investment Company Act File No. 811-6740

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 82	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 88

(Check appropriate box or boxes)

Legg Mason Partners Institutional Trust*

(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York 10041
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Institutional Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Western Asset Institutional Liquid Reserves, Western Asset Institutional Cash Reserves, Western Asset Institutional U.S. Treasury Reserves, Western Asset Institutional Government Reserves, Western Asset Institutional Tax Free Reserves and Western Asset Institutional AMT Free Municipal Money Market Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INSTITUTIONAL TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 9th day of January, 2013.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series:

Western Asset Institutional Liquid Reserves

Western Asset Institutional Cash Reserves

Western Asset Institutional U.S. Treasury Reserves

Western Asset Institutional Government Reserves

Western Asset Institutional Tax Free Reserves

Western Asset Institutional AMT Free Municipal Money Market Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on January 9, 2013.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee
R. Jay Gerken

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

/s/ Elliott J. Berv*	Trustee
Elliott J. Berv

/s/ A. Benton Cocanougher*	Trustee
A. Benton Cocanougher

/s/ Jane F. Dasher*	Trustee
Jane F. Dasher

/s/ Mark T. Finn*	Trustee
Mark T. Finn

/s/ Stephen R. Gross*	Trustee
Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee
Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee
Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee
Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ Alan G. Merten*	Trustee
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee
R. Richardson Pettit

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 9th day of January, 2013.

MASTER PORTFOLIO TRUST, on behalf of its series, Liquid Reserves Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Government Portfolio and Tax Free Reserves Portfolio.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

This Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on January 9, 2013.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer

/s/ Elliott J. Berv* Elliott J. Berv	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Jane F. Dasher* Jane F. Dasher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Stephen R. Gross* Stephen R. Gross	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By: /s/ R. Jay Gerken R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase